                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 1999

 Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:    UNITED INSURANCE COMPANY OF AMERICA
 Address: One East Wacker Drive
          Chicago, IL 60601

 Form 13F File Number: 28-117

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:  Scott Renwick
 Title: Assistant Secretary
 Phone: (312) 661-4600

 Signature, Place, and Date of Signing:

 /S/ Scott Renwick        Chicago, IL                   May 14, 1999

 Report Type (Check only one.):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

      13F File Number              Name

          28-2715                  UNITRIN, INC.